ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	1 Months Ended
	Oct. 28, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts payable			$ 1,344,631	$ 1,327,167
Payroll taxes payable			1,998,735	2,104,551
Commissions payable			221,188	221,188
Amount offered for trust fund	$ 1,400,000
Liability	534,457		26,046,833	$ 39,777,577
Payments on internal revenue service	106,891
Coroware, Inc. and Subsidiaries [Member]
Accounts payable		$ 1,350,936	1,344,631
Payroll taxes payable		1,998,735	1,998,735
Commissions payable		221,188	221,188
Amount offered for trust fund	1,400,000
Liability	534,457	$ 26,513,246	$ 26,046,833
Payments on internal revenue service	$ 106,891